UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                            [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Aetna Inc.
Address:  151 Farmington Avenue, RTAA
                              Hartford, CT 06156-9407

13F File Number: 28-388

This institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Howard Nixon
Title:  Investment Manager
Phone:  860-273-2200
Signature, Place and Date of Signing:


                            Howard Nixon    Hartford, 09-Feb-01
Report Type (Check only one.):

[X]                         13F HOLDINGS REPORT.

[   ]                       13F NOTICE.

[   ]                       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry T        21

Form 13F Information Table Value T  $49,842

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
                                                      FORM 13F INFORMATION TABLE            VOTING
                                                      SHARES/               INVSTMT  OTHER  AUTHORITY
NAME OF ISSUER              CLASS CUSIP     VALUE     PRN AMT  SH/PRPUT/CALLDSCRETN  MANAGERNONE

ACXIOM CORP                 COM   005125109        255    6,693SH           DEFINED 01      NONE
ALASKA COMMUNICATIONS       COM   01167P101      4,712  812,453SH           DEFINED 01      NONE
AVANT IMMUNOTHERAPEUTICS    COM   053491106      2,768  410,767SH           DEFINED 01      NONE
BIOSITE DIAGNOSTICS INC     COM   090945106        136    3,428SH           DEFINED 01      NONE
BIOTRANSPLANT INC           COM   09066Y107      1,382  227,318SH           DEFINED 01      NONE
CABLETRON SYS INC           COM   126920107          7      477SH           DEFINED 01      NONE
CYPRESS BIOSCIENCES INC     COM   232674101         20   33,598SH           DEFINED 01      NONE
DIVERSA CORPORATION         COM   255064107      4,041  229,900SH           DEFINED 01      NONE
EPRISE CORPORATION          COM   294352109        246  138,653SH           DEFINED 01      NONE
EXELIXIS INC                COM   30161Q104        658   45,882SH           DEFINED 01      NONE
GERON CORP                  COM   374163103        523   34,589SH           DEFINED 01      NONE
HARTFORD FINL SVCS GROUP    COM   416515104      3,092   43,780SH           DEFINED 01      NONE
HUMAN GENOME SCIENCES       COM   444903108     26,943  396,656SH           DEFINED 01      NONE
LIGHTBRIDGE INC             COM   532226107      2,400  186,611SH           DEFINED 01      NONE
MUSE TECHNOLOGIES, INC      COM   627487101          2    3,494SH           DEFINED 01      NONE
NABI INC                    COM   628716102         72   15,798SH           DEFINED 01      NONE
NEXTEL COMMUNICATIONS       COM   65332V103      2,432  100,264SH           DEFINED 01      NONE
PARADYNE NETWORKS INC       COM   69911G107         85   47,635SH           DEFINED 01      NONE
PEERLESS SYS CORP           COM   705536100         20   21,123SH           DEFINED 01      NONE
PSS WORLD MED INC           COM   69366A100         11    2,260SH           DEFINED 01      NONE
ROWECOM INC                 COM   77957X108         37   60,650SH           DEFINED 01      NONE